Consolidated Statements of Financial Position - CAD ($) $ in Millions	Jan. 31, 2022	Jan. 31, 2021
Statement of financial position [abstract]
Cash and cash equivalents	$ 265.8	$ 1,325.7
Trade and other receivables	465.7	311.5
Income taxes and investment tax credits receivable	31.6	28.4
Other financial assets	73.6	76.5
Inventories	1,691.3	1,087.3
Other current assets	140.1	32.9
Total current assets	2,668.1	2,862.3
Investment tax credits receivable	24.4	18.8
Other financial assets	53.2	31.6
Property, plant and equipment	1,441.9	1,064.3
Intangible assets	494.9	465.1
Right-of-use assets	132.7	214.2
Deferred income taxes	212.8	227.1
Other non-current assets	2.9	2.5
Total non-current assets	2,362.8	2,023.6
Total assets	5,030.9	4,885.9
Trade payables and accruals	1,622.9	1,296.5
Provisions	328.1	353.2
Other financial liabilities	152.3	348.6
Income tax payable	135.7	63.0
Deferred revenues	247.9	72.4
Current portion of long-term debt	103.1	25.3
Current portion of lease liabilities	29.4	33.5
Total current liabilities	2,619.4	2,192.5
Long-term debt	1,937.4	2,384.4
Lease liabilities	117.5	206.3
Provisions	86.2	75.2
Other financial liabilities	34.0	34.4
Deferred revenues	107.3	132.7
Employee future benefit liabilities	220.2	297.8
Deferred income taxes	22.4	16.4
Other non-current liabilities	19.3	21.1
Total non-current liabilities	2,544.3	3,168.3
Total liabilities	5,163.7	5,360.8
Deficit	(132.8)	(474.9)
Total liabilities and deficit	$ 5,030.9	$ 4,885.9